Related party transactions (Tables)	12 Months Ended
Mar. 31, 2024
Related party transactions [abstract]
Schedule of Transactions between Related Parties
Key management consists of the Board of Directors, the Chairman and Chief Executive Officer and the executives who report directly to the Chairman and Chief Executive Officer.

	Year ended
	March 31, 2024	April 2, 2023	April 3, 2022
	$	$	$
Short term employee benefits	10.8	10.1	12.5
Long term employee benefits	0.2	0.1	0.1
Termination benefits	1.0	—	—
Share-based compensation	7.3	11.2	11.5
Compensation expense	19.3	21.4	24.1